Contract Assets and Receivables, Net - Schedule of Activities in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Activities in the provision for credit losses
Beginning balances	¥ (497,974)	¥ (269,592)	¥ (247,301)
Provisions	(680,482)	(622,564)	(461,774)
Charge-offs	812,307	438,002	561,988
Recoveries from prior charge-offs	(74,360)	(43,820)	(122,505)
Ending balances	¥ (440,509)	¥ (497,974)	¥ (269,592)